Share-Based Awards	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Awards
11)	Share-Based Awards
Certain employees of the Company participated in the Parent’s share-based compensation plan under which the Parent’s Board of Directors may grant to employees share-based awards, including Restricted Stock Units (RSUs) and performance shares. As additional employees transferred from the Parent to the Company, any outstanding share-based awards previously granted have been retained by the employees and have been transferred to the Company. All awards granted under the plans are based on the Parent’s common shares and, as such, were reflected in the
Combined balance sheets
as Net Parent investment and Accrued liabilities for equity-classified awards and liability-classified awards, respectively. Share-based compensation included in the
Combined statements of operations and comprehensive loss
includes expense attributable to the Company based on the awards and terms previously granted to the Company’s employees. Total share-based award compensation expense recognized by the Company for the three months ended September 25, 2022 and September 26, 2021 was $537 thousand and $279 thousand, respectively, and $1,129 thousand and $511 thousand for the nine months ended September 25, 2022 and September 26, 2021, respectively. The cost of each equity-classified award is based on the fair value as of the grant date. The cost of each liability-classified award is based on the fair value at the grant date, subsequently remeasured at each reporting date until the date of settlement. Forfeitures for share-based awards are estimated at the grant date and adjusted when it is likely to change. Share-based award expense is recognized on a straight-line basis over the service periods. The expense recognized reflects the number of awards that are ultimately expected to vest based on service. At settlement of equity classified awards, the Parent delivers common stock to participants from its authorized but unissued common stock.
During the three months ended March 27, 2022, the Company elected to cancel and convert outstanding RSUs held by 91 of the Company’s employees into the right to receive cash payments (each, an “RSU Payment”) on the date which the RSU award would otherwise become vested in accordance with the vesting schedule applied to such award immediately prior to cancellation of the award. The cancellation of equity-classified awards resulted in a reduction to
Net Parent investment
and share-based award expense of $171 thousand. The conversion to RSU Payments, which are liability-classified awards, resulted in an increase to
Accrued liabilities
and share-based award expense of $474 thousand. The incremental compensation cost resulting from the modification of the RSUs was immaterial. As of September 25, 2022, the accrued liability for the cash awards was $1,120 thousand.
Each RSU Payment is a liability-classified award, which will (i) be in amount equal to (x) the number of shares of the Parent’s common stock subject to such RSU award that would have otherwise become vested on the applicable RSU vesting date in accordance with the applicable RSU vesting schedule, multiplied by (y) the closing trading price of a share of the Parent’s common stock on such RSU vesting date and (ii) be paid to the applicable employee of the Company on or within 30 days following the applicable RSU vesting date, subject to and conditioned upon such employee’s continued employment or service, as applicable, to the Company through the applicable vesting date.
As of September 25, 2022, there was $2,040 thousand of unrecognized compensation cost related to liability-classified awards, net of estimated forfeitures, that is expected to be recognized over a weighted-average period of 1.30 years.

13) Share-Based Awards
Certain employees of the Company participate in the Parent’s share-based compensation plan under which the Parent’s Board of Directors may grant to employees share-based awards including RSUs and performance shares. As additional employees transferred from Parent to the Company, any outstanding share-based awards previously granted have been transferred to the Company. All awards granted under the plans are based on the Parent’s common shares and, as such, are reflected in the
Combined balance sheets
as
Net Parent investment
. Share-based compensation included in the
Combined statements of operations and comprehensive loss
includes expense attributable to the Company based on the awards and terms previously granted to the Company’s employees. Total share-based award compensation expense recognized by the Company for the years ended December 31, 2021, 2020 and 2019 was $786 thousand, $188 thousand and $105 thousand, respectively. The cost of each share-based award is based on the grant date fair value. Forfeitures for share-based awards are estimated at the grant date and adjusted when it is likely to change. Share-based award expense is recognized on a straight-line basis over the service periods of each separately vesting tranche within the awards. The expense recognized reflects the number of awards that are ultimately expected to vest based on service.
At settlement, the Parent delivers common stock to participants from its authorized but unissued common stock.
The activity for these awards for Company employees for the year ended December 31, 2021 was as follows (in thousands, except for per share amounts):

	Units	Weighted-Average Grant Date Fair Value per Share
Nonvested, beginning of period	11	$36
Prior year grants transferred from Parent	24	$37
Granted	59	$33
Vested	(14)	$38
Forfeited	(4)	$34

Nonvested, end of period	76	$33

As of December 31, 2021, there was $1,427 thousand of unrecognized compensation cost related to RSUs and performance shares, net of estimated forfeitures, that is expected to be recognized over a weighted-average period of 1.95 years.